S000073482 [Member] Performance Management - Wasatch Long/Short Alpha Fund	Sep. 30, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Historical Performance
Performance Narrative [Text Block]
The following tables provide information on how the Fund has performed over time. Performance in this section represents past performance (before and after taxes) which is not necessarily indicative of how the Fund will perform in the future. Performance for the Fund’s Investor Class shares would be substantially similar to that for Institutional Class shares because the shares are invested in the same portfolio of securities and would differ only to the extent that Institutional Class shares have different expenses. The bar chart below is intended to provide you with an indication of the risks of investing in the Fund by showing the Fund’s performance from year to year, as represented by the Investor Class of the Fund. The table below is designed to help you evaluate your risk tolerance by showing the best and worst quarterly performance of the Fund’s Investor Class for the calendar years shown in the bar chart. The average annual total returns table below allows you to compare the performance of the Fund’s Investor Class and Institutional Class shares over the time periods indicated to that of a broad-based market index which reflects the effects of general stock market risk, an additional index composed of securities similar to those held by the Fund, and the FTSE U.S. 3-month Treasury Bill Index, which reflects short-term interest rates and is usually free from the risk of principal fluctuation. After-tax returns are shown for the Investor Class only. After-tax returns for the Institutional Class will vary. Performance information is updated regularly and is available on the Fund’s website wasatchglobal.com.

Performance Past Does Not Indicate Future [Text]	Performance in this section represents past performance (before and after taxes) which is not necessarily indicative of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below is intended to provide you with an indication of the risks of investing in the Fund by showing the Fund’s performance from year to year, as represented by the Investor Class of the Fund.The average annual total returns table below allows you to compare the performance of the Fund’s Investor Class and Institutional Class shares over the time periods indicated to that of a broad-based market index which reflects the effects of general stock market risk, an additional index composed of securities similar to those held by the Fund, and the FTSE U.S. 3-month Treasury Bill Index, which reflects short-term interest rates and is usually free from the risk of principal fluctuation.
Bar Chart [Heading]	Wasatch Long/Short Alpha Fund — Investor Class Year by Year Total Returns
Bar Chart Closing [Text Block]	Best and Worst Quarterly Returns
Best — 12/31/2022	14.09%
Worst — 3/31/2022	-10.52%

Performance Table Heading	Average Annual Total Returns(as of 12/31/25)
Performance Table Narrative
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
The Fund’s Investor Class returns after taxes on distributions and sale of Fund shares may be higher than the returns before taxes and after taxes on distributions because they include the effect of a tax benefit an investor may receive from capital losses that would have been incurred.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	The Fund’s Investor Class returns after taxes on distributions and sale of Fund shares may be higher than the returns before taxes and after taxes on distributions because they include the effect of a tax benefit an investor may receive from capital losses that would have been incurred.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for the Investor Class only. After-tax returns for the Institutional Class will vary.
Performance Availability Website Address [Text]	wasatchglobal.com
Investor Class Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best
Highest Quarterly Return	14.09%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Worst
Lowest Quarterly Return	(10.52%)
Lowest Quarterly Return, Date	Mar. 31, 2022